Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 1,138	$ 959
2034 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	2	2
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	221	222
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	551	560
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	172	175
2038 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 192	$ 0